Hedge accounting	12 Months Ended
Dec. 31, 2018
Disclosure Of Hedge Accounting [Line Items]
Disclosure Of General Hedge Accounting Explanatory

Note 28 Hedge accounting

Derivatives transacted for hedging purposes

The Group enters into derivative transactions for the purpose of hedging risks inherent in assets, liabilities and forecast transactions. The accounting treatment of hedge transactions varies according to the nature of the instrument hedged and whether the hedge qualifies as such for accounting purposes.

Derivative transactions that qualify and are designated as hedges for accounting purposes are described under the corresponding risk category headings in this Note (interest rate risk hedge accounting and structural foreign exchange risk hedge accounting). In addition, UBS designates certain non-derivative financial assets and liabilities as hedging instruments in structural foreign exchange risk hedge accounting, as described under the corresponding risk category headings of this Note.

The Group has also executed various hedging strategies utilizing derivatives for which hedge accounting has not been applied. These economic hedges include interest rate swaps and other interest rate derivatives (e.g., futures) for day-to-day economic interest rate risk management purposes. In addition, the Group has used equity futures, options and, to a lesser extent, swaps in a variety of equity trading strategies to offset underlying equity and equity volatility exposure. The Group has also entered into credit default swaps that provide economic hedges for credit risk exposures (refer to “Credit derivatives” in Note 11). The Group’s accounting policies for derivatives designated and accounted for as hedging instruments or economic hedges that do not qualify for hedge accounting are described in Note 1a item 3j, where terms used in the following sections are explained.

Interest rate risk hedge accounting

Fair value hedges: interest rate risk related to debt instruments

The Group issues various long-term, fixed-rate debt instruments measured at amortized cost, such as senior unsecured debt, covered bonds and subordinated debt, that are exposed to changes in fair value due to movements in market interest rates. Interest rate swaps are used as fair value hedges to protect against changes in the fair value of the issued debt.

Fair value hedges of interest rate risk related to debt instruments involve swapping fixed cash flows associated with the debt issued to floating cash flows by entering into interest rate swaps that receive fixed and pay floating cash flows. The variable future cash flows are based on the following benchmark rates: USD LIBOR, CHF LIBOR, EURIBOR, GBP LIBOR, AUD LIBOR, JPY LIBOR and SGD LIBOR.

The issued debt and interest rate swaps are designated in a fair value hedge relationship. The notional of the designated hedging instrument matches the notional of the hedged item.

The hedged risk is determined as the change in the fair value of the debt issued arising solely from changes in the designated benchmark interest rate (e.g., one-month or three-month LIBOR). Such change is usually the largest component of the overall change in the fair value of the hedged position in transaction currency.

Hedge effectiveness is assessed by comparing changes in the fair value of the debt issued attributable to changes in the designated benchmark interest rate with the changes in the fair value of the interest rate swaps.

Hedge ineffectiveness can arise from different curves used for the discounting of the hedging instruments and the hedged items, or from mismatches of critical terms between fixed-term lending products and hedging interest rate swaps.

Hedging instruments and hedged items
USD million	31.12.18	31.12.17
Hedging instruments: interest rate swaps
Nominal amount[1]	63,816
Carrying amount
Derivative financial assets	27	49
Derivative financial liabilities	1	2
Hedged items: debt issued measured at amortized cost
Carrying amount[1]	63,785
of which: accumulated amount of fair value hedge adjustment	(298)
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Hedge ineffectiveness
	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Changes in fair value of hedging instruments[1]	(341)	(16)	166
Changes in fair value of hedged items[1]	329	(4)	(170)
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from fair value changes on financial instruments	(11)	(20)	(4)
1 For prior periods, the amounts included offsetting accrued interest, which did not have any effect on net gains / (losses) related to hedge ineffectiveness.

Profile of the timing of the nominal amount of the hedging instrument
USD billion	Due within 1 month	Duebetween1 and 3months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps			4	43	17	64

Fair value hedges: portfolio interest rate risk related to loans

The Group has a portfolio of long-term fixed-rate mortgage loans in CHF that are measured at amortized cost and exposed to changes in the fair value attributable to movements in market interest rates. Interest rate swaps that pay a fixed rate of interest and receive a floating rate of interest are used as fair value hedges to protect against changes in the fair value of the originated loans.

The portfolio of mortgage loans and interest rate swaps are designated in a fair value hedge relationship. The notional of the designated hedging instrument matches the notional of the hedged item.

The hedging strategy involves an open portfolio of hedged items, i.e., mortgage loans. Both the hedged items and the hedging instruments are adjusted on a monthly basis to reflect changes in size and the maturity profile of the hedged portfolio. The existing hedging relationship is discontinued and a new one is designated. Changes in the portfolio are driven by new loans originated or existing loans repaid.

The hedged risk is determined as the change in the fair value of the loans arising solely from changes in the designated benchmark interest rate (e.g., one-month or three-month LIBOR). Such change is usually the largest component of the overall change in the fair value of the hedged position in transaction currency.

Hedge effectiveness is assessed by comparing changes in the fair value of the hedged portfolio of loans attributable to changes in the designated benchmark interest rate with the changes in the fair value of the interest rate swaps.

Hedge ineffectiveness can arise from different curves used for the discounting of the hedging instruments and the hedged items, or from mismatches of critical terms between fixed-term lending products and hedging interest rate swaps.

Hedging instruments and hedged items
USD million	31.12.18	31.12.17
Hedging instruments: interest rate swaps
Nominal amount[1]	10,318
Carrying amount
Derivative financial assets	0	0
Derivative financial liabilities	31	33
Hedged items: loans and advances to customers
Carrying amount[1]	10,299
of which: accumulated amount of fair value hedge adjustment on the portfolio that was subject to hedge accounting[2]	200
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting[2]	89
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively. 2 Amounts presented within Other financial assets measured at amortized cost and Other financial liabilities measured at amortized cost.

Hedge ineffectiveness
	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Changes in fair value of hedging instruments[1]	(22)	(10)	(132)
Changes in fair value of hedged items[1]	16	3	119
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from fair value changes on financial instruments	(6)	(7)	(13)
1 For prior periods, the amounts included offsetting accrued interest, which had no effect on net gains / (losses) related to hedge ineffectiveness.

Cash flow hedges of forecast transactions

The Group is exposed to variability in future interest cash flows on non-trading financial assets and liabilities that bear interest at variable rates or are expected to be refinanced or reinvested in the future, due to movements in future market rates. The amounts and timing of future cash flows, representing both principal and interest flows, are projected on the basis of contractual terms and other relevant factors, including estimates of prepayments and defaults. The aggregate principal balances and interest cash flows across all portfolios over time form the basis for identifying the non-trading interest rate risk of the Group, which is hedged with interest rate swaps, the maximum maturity of which is 10 years.

The group of forecast cash flows and interest rate swaps are designated in cash flow hedge relationships. The notional of the designated hedging instrument matches the notional of the hedged item for newly transacted swaps. For swaps that are re-designated, the ratio of the designation is determined based on the swap sensitivity.

The hedging strategy involves designation of each interest rate swap in a separate hedge relationship against a group of hedged items that share the same risk. The hedged items giving rise to the hedged cash flows are fungible and could be substituted for each other over the lifetime of the hedge. Cash flow forecasts and risk exposures are monitored and adjusted on an ongoing basis, and consequently hedging instruments are added or taken out of the program accordingly.

The hedged risk is determined as the variability of future cash flows arising solely from changes in the designated benchmark interest rate, i.e., overnight index swap rate / one-month or three-month LIBOR. Hedge effectiveness is assessed by comparing changes in the fair value of the hedged cash flows attributable to changes in the designated benchmark interest rate with the changes in the fair value of the interest rate swaps.

Hedge ineffectiveness can arise from differences in the reference index of the hedging instruments and hedged items, or from inception of the hedge relationship after the trade date of the hedging derivative.

Hedging instruments
USD million	31.12.18	31.12.17
Hedging instruments: interest rate swaps
Nominal amount[1]	70,149
Carrying amount
Derivative financial assets	24	31
Derivative financial liabilities	1	2
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Hedge ineffectiveness
	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Changes in fair value of hedging instruments[1]	97
Changes in fair value of hedged items	(73)
Effective portion of changes in fair value of hedging instruments recognized as Other comprehensive income	(42)	45	234
Ineffectiveness recognized as Other net income from fair value changes on financial instruments	25	8	11
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Other comprehensive income recognized directly in equity related to cash flow hedges
USD million	2018	2017	2016
Balance at the beginning of the year	360	955	1,635
Effective portion of changes in fair value of hedging instruments recognized in OCI	(42)	45	234
Amount reclassified to Net interest income when the hedged item affected net profit / (loss)	(294)	(843)	(1,094)
of which: reclassified to interest income on amortized-cost instruments[1]	(293)
of which: reclassified to interest income on FVTPL instruments[1]	(1)
Translation effects recognized directly in retained earnings	18	39	4
Income tax related to cash flow hedges	67	163	176
Balance at the end of the year	109	360	955
of which: related to hedging relationships for which hedge accounting continues to be applied[1,2]	74
of which: related to hedging relationships for which hedge accounting is no longer applied[1,2]	73
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively. 2 Amounts are disclosed on a pre-tax basis.

Structural foreign exchange risk hedge accounting

Hedges of net investments in foreign operations

The Group applies hedge accounting for certain net investments in foreign operations. For this purpose, foreign exchange (FX) derivatives, mainly FX forwards and FX swaps, as well as non-derivative financial assets or liabilities are used and designated as hedging instruments. The notional of the designated hedging instrument matches the notional of the hedged item.

Based on UBS’s risk management strategy, the hedges are adjusted on at least a monthly basis to reflect the changes in the hedged position.

The hedged risk is determined as the change in the carrying amount of net assets of foreign operations arising solely from changes in spot foreign exchange rates. Consequently, the Group only designates the spot element of the FX forwards as hedging instruments. Changes in the fair value of the hedging instruments attributable to changes in forward points and the effect of discounting are not part of a hedge accounting designation. These amounts, therefore, do not form part of the effectiveness assessment and are recognized directly in profit or loss.

The effective portion of gains and losses of these FX swaps, i.e., the spot element, is transferred directly to OCI to offset foreign currency translation (FCT) gains and losses on the net investments in foreign branches and subsidiaries. As such, these FX swaps hedge the structural FX exposure, resulting in the accumulation of FCT at the level of individual foreign branches and subsidiaries, which make up the total FCT OCI of the Group.

When UBS designates as hedging instruments certain non-derivative foreign currency financial assets and liabilities of foreign branches or subsidiaries, the FX translation difference recorded in FCT OCI of the non-derivative hedging instrument of one foreign entity offsets the structural FX exposure of another foreign entity. Therefore, the aggregated FCT OCI of the Group is unchanged from this hedge designation.

Due to the fact that only the spot element of hedging instruments is designated in hedging relationships, ineffectiveness is unlikely unless the hedged net assets fall below the designated hedged amount. The exceptions are hedges where the hedging currency is not the same as the currency of the foreign operation, where the currency basis may cause ineffectiveness.

As of 31 December 2017, the notional amount of hedging instruments exceeded the underlying hedged structural FX exposures, due to the fact that non-US dollar structural FX exposures were hedged against the US dollar first and then against Swiss francs, the former functional currency of the parent entity. As of 31 December 2018 all structural FX exposures are hedged directly against the US dollar.

Hedging instruments
USD million	31.12.18	31.12.17
Hedging instruments: derivative financial instruments
Nominal amount	11,537	13,374
Carrying amount
Derivative financial assets	56	80
Derivative financial liabilities	48	133

Hedging instruments: non-derivative foreign currency assets and liabilities
Nominal amount	229	2,969
Carrying amount[1]
Receivables from securities financing transactions	115
Payables from securities financing transactions	115
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Hedge ineffectiveness
For the year ended
USD million	31.12.18
Changes in fair value of hedging instruments[1]	205
Changes in fair value of hedged items[1]	(205)
Effective portion of changes in fair value of hedging instruments recognized in Foreign currency translation OCI[1]	181
Ineffectiveness recognized as Other net income from fair value changes on financial instruments[1]	24
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Foreign currency translation reserve
USD million	31.12.18	31.12.17	31.12.16
Foreign currency translation reserve	3,924	4,466	2,901
of which: effective portion of changes in fair value of hedging instruments related to investment in subsidiaries	777
of which: for which hedge accounting continues to be applied[1]	521
of which: for which hedge accounting is no longer applied[1]	255
Effective portion of changes in fair value of hedging instruments reclassified to Other income upon disposal of investment for the year ended[1]	2
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Undiscounted cash flows

The table below provides undiscounted cash flow information for derivative instruments designated in hedge accounting relationships.

Derivatives designated in hedge accounting relationships (undiscounted cash flows)
USD billion	On demand	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps[1]
FX swaps / forwards
Cash inflows	0	9	2	0	0	0	11
Cash outflows	0	9	2	0	0	0	11
Net cash flows	0	0	0	0	0	0	0
1 Undiscounted cash inflows and cash outflows of interest rate swaps as of 31 December 2018 were not material as the majority of interest rate swaps designated in hedge accounting relationships are legally settled on a daily basis.

UBS AG
Disclosure Of Hedge Accounting [Line Items]
Disclosure Of General Hedge Accounting Explanatory

Note 28 Hedge accounting

Derivatives transacted for hedging purposes

UBS AG enters into derivative transactions for the purpose of hedging risks inherent in assets, liabilities and forecast transactions. The accounting treatment of hedge transactions varies according to the nature of the instrument hedged and whether the hedge qualifies as such for accounting purposes.

Derivative transactions that qualify and are designated as hedges for accounting purposes are described under the corresponding risk category headings in this Note (interest rate risk hedge accounting and structural foreign exchange risk hedge accounting). In addition, UBS designates certain non-derivative financial assets and liabilities as hedging instruments in structural foreign exchange risk hedge accounting, as described under the corresponding risk category headings of this Note.

UBS AG has also executed various hedging strategies utilizing derivatives for which hedge accounting has not been applied. These economic hedges include interest rate swaps and other interest rate derivatives (e.g., futures) for day-to-day economic interest rate risk management purposes. In addition, UBS AG has used equity futures, options and, to a lesser extent, swaps in a variety of equity trading strategies to offset underlying equity and equity volatility exposure. UBS AG has also entered into credit default swaps that provide economic hedges for credit risk exposures (refer to “Credit derivatives” in Note 11). UBS AG’s accounting policies for derivatives designated and accounted for as hedging instruments or economic hedges that do not qualify for hedge accounting are described in Note 1a item 3j, where terms used in the following sections are explained.

Interest rate risk hedge accounting

Fair value hedges: interest rate risk related to debt instruments

UBS AG issues various long-term, fixed-rate debt instruments measured at amortized cost, such as senior unsecured debt, covered bonds and subordinated debt, that are exposed to changes in fair value due to movements in market interest rates. Interest rate swaps are used as fair value hedges to protect against changes in the fair value of the issued debt.

Fair value hedges of interest rate risk related to debt instruments involve swapping fixed cash flows associated with the debt issued to floating cash flows by entering into interest rate swaps that receive fixed and pay floating cash flows. The variable future cash flows are based on the following benchmark rates: USD LIBOR, CHF LIBOR, EURIBOR, GBP LIBOR, AUD LIBOR, JPY LIBOR and SGD LIBOR.

The issued debt and interest rate swaps are designated in a fair value hedge relationship. The notional of the designated hedging instrument matches the notional of the hedged item.

The hedged risk is determined as the change in the fair value of the debt issued arising solely from changes in the designated benchmark interest rate (e.g., one-month or three-month LIBOR). Such change is usually the largest component of the overall change in the fair value of the hedged position in transaction currency.

Hedge effectiveness is assessed by comparing changes in the fair value of the debt issued attributable to changes in the designated benchmark interest rate with the changes in the fair value of the interest rate swaps.

Hedge ineffectiveness can arise from different curves used for the discounting of the hedging instruments and the hedged items, or from mismatches of critical terms between fixed-term lending products and hedging interest rate swaps.

Hedging instruments and hedged items
USD million	31.12.18	31.12.17
Hedging instruments: interest rate swaps
Nominal amount[1]	63,816
Carrying amount
Derivative financial assets	27	49
Derivative financial liabilities	1	2
Hedged items: debt issued measured at amortized cost
Carrying amount[1]	28,139
of which: accumulated amount of fair value hedge adjustment	282
Hedged items: funding from UBS Group AG and its subsidiaries
Carrying amount[1]	35,647
of which: accumulated amount of fair value hedge adjustment	(580)
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Hedge ineffectiveness
	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Changes in fair value of hedging instruments[1]	(341)	(16)	166
Changes in fair value of hedged items[1]	329	(4)	(170)
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from fair value changes on financial instruments	(11)	(20)	(4)
1 For prior periods, the amounts included offsetting accrued interest, which did not have any effect on net gains / (losses) related to hedge ineffectiveness.

Profile of the timing of the nominal amount of the hedging instrument
USD billion	Due within 1 month	Duebetween1 and 3months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps			4	43	17	64

Fair value hedges: portfolio interest rate risk related to loans

UBS AG has a portfolio of long-term fixed-rate mortgage loans in CHF that are measured at amortized cost and exposed to changes in the fair value attributable to movements in market interest rates. Interest rate swaps that pay a fixed rate of interest and receive a floating rate of interest are used as fair value hedges to protect against changes in the fair value of the originated loans.

The portfolio of mortgage loans and interest rate swaps are designated in a fair value hedge relationship. The notional of the designated hedging instrument matches the notional of the hedged item.

The hedging strategy involves an open portfolio of hedged items, i.e., mortgage loans. Both the hedged items and the hedging instruments are adjusted on a monthly basis to reflect changes in size and the maturity profile of the hedged portfolio. The existing hedging relationship is discontinued and a new one is designated. Changes in the portfolio are driven by new loans originated or existing loans repaid.

The hedged risk is determined as the change in the fair value of the loans arising solely from changes in the designated benchmark interest rate (e.g., one-month or three-month LIBOR). Such change is usually the largest component of the overall change in the fair value of the hedged position in transaction currency.

Hedge effectiveness is assessed by comparing changes in the fair value of the hedged portfolio of loans attributable to changes in the designated benchmark interest rate with the changes in the fair value of the interest rate swaps.

Hedge ineffectiveness can arise from different curves used for the discounting of the hedging instruments and the hedged items, or from mismatches of critical terms between fixed-term lending products and hedging interest rate swaps.

Hedging instruments and hedged items
USD million	31.12.18	31.12.17
Hedging instruments: interest rate swaps
Nominal amount[1]	10,318
Carrying amount
Derivative financial assets	0	0
Derivative financial liabilities	31	33
Hedged items: loans and advances to customers
Carrying amount[1]	10,299
of which: accumulated amount of fair value hedge adjustment on the portfolio that was subject to hedge accounting[2]	200
of which: accumulated amount of fair value hedge adjustment, subject to amortization attributable to the portion of the portfolio that ceased to be part of hedge accounting[2]	89
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively. 2 Amounts presented within Other financial assets measured at amortized cost and Other financial liabilities measured at amortized cost.

Hedge ineffectiveness
	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Changes in fair value of hedging instruments[1]	(22)	(10)	(132)
Changes in fair value of hedged items[1]	16	3	119
Net gains / (losses) related to hedge ineffectiveness recognized in Other net income from fair value changes on financial instruments	(6)	(7)	(13)
1 For prior periods, the amounts included offsetting accrued interest, which had no effect on net gains / (losses) related to hedge ineffectiveness.

Cash flow hedges of forecast transactions

UBS AG is exposed to variability in future interest cash flows on non-trading financial assets and liabilities that bear interest at variable rates or are expected to be refinanced or reinvested in the future, due to movements in future market rates. The amounts and timing of future cash flows, representing both principal and interest flows, are projected on the basis of contractual terms and other relevant factors, including estimates of prepayments and defaults. The aggregate principal balances and interest cash flows across all portfolios over time form the basis for identifying the non-trading interest rate risk of UBS AG, which is hedged with interest rate swaps, the maximum maturity of which is 10 years.

The group of forecast cash flows and interest rate swaps are designated in cash flow hedge relationships. The notional of the designated hedging instrument matches the notional of the hedged item for newly transacted swaps. For swaps that are re-designated, the ratio of the designation is determined based on the swap sensitivity.

The hedging strategy involves designation of each interest rate swap in a separate hedge relationship against a group of hedged items that share the same risk. The hedged items giving rise to the hedged cash flows are fungible and could be substituted for each other over the lifetime of the hedge. Cash flow forecasts and risk exposures are monitored and adjusted on an ongoing basis, and consequently hedging instruments are added or taken out of the program accordingly.

The hedged risk is determined as the variability of future cash flows arising solely from changes in the designated benchmark interest rate, i.e., overnight index swap rate / one-month or three-month LIBOR. Hedge effectiveness is assessed by comparing changes in the fair value of the hedged cash flows attributable to changes in the designated benchmark interest rate with the changes in the fair value of the interest rate swaps.

Hedge ineffectiveness can arise from differences in the reference index of the hedging instruments and hedged items, or from inception of the hedge relationship after the trade date of the hedging derivative.

Hedging instruments
USD million	31.12.18	31.12.17
Hedging instruments: interest rate swaps
Nominal amount[1]	70,149
Carrying amount
Derivative financial assets	24	31
Derivative financial liabilities	1	2
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Hedge ineffectiveness
	For the year ended
USD million	31.12.18	31.12.17	31.12.16
Changes in fair value of hedging instruments[1]	97
Changes in fair value of hedged items	(73)
Effective portion of changes in fair value of hedging instruments recognized as Other comprehensive income	(42)	45	234
Ineffectiveness recognized as Other net income from fair value changes on financial instruments	25	8	11
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Other comprehensive income recognized directly in equity related to cash flow hedges
USD million	2018	2017	2016
Balance at the beginning of the year	360	955	1,635
Effective portion of changes in fair value of hedging instruments recognized in OCI	(42)	45	234
Amount reclassified to Net interest income when the hedged item affected net profit / (loss)	(294)	(843)	(1,094)
of which: reclassified to interest income on amortized-cost instruments[1]	(293)
of which: reclassified to interest income on FVTPL instruments[1]	(1)
Translation effects recognized directly in retained earnings	18	39	4
Income tax related to cash flow hedges	67	163	176
Balance at the end of the year	109	360	955
of which: related to hedging relationships for which hedge accounting continues to be applied[1,2]	74
of which: related to hedging relationships for which hedge accounting is no longer applied[1,2]	73
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively. 2 Amounts are disclosed on a pre-tax basis.

Structural foreign exchange risk hedge accounting

Hedges of net investments in foreign operations

UBS AG applies hedge accounting for certain net investments in foreign operations. For this purpose, foreign exchange (FX) derivatives, mainly FX forwards and FX swaps, as well as non-derivative financial assets or liabilities are used and designated as hedging instruments. The notional of the designated hedging instrument matches the notional of the hedged item.

Based on UBS’s risk management strategy, the hedges are adjusted on at least a monthly basis to reflect the changes in the hedged position.

The hedged risk is determined as the change in the carrying amount of net assets of foreign operations arising solely from changes in spot foreign exchange rates. Consequently, UBS AG only designates the spot element of the FX forwards as hedging instruments. Changes in the fair value of the hedging instruments attributable to changes in forward points and the effect of discounting are not part of a hedge accounting designation. These amounts, therefore, do not form part of the effectiveness assessment and are recognized directly in profit or loss.

The effective portion of gains and losses of these FX swaps, i.e., the spot element, is transferred directly to OCI to offset foreign currency translation (FCT) gains and losses on the net investments in foreign branches and subsidiaries. As such, these FX swaps hedge the structural FX exposure, resulting in the accumulation of FCT at the level of individual foreign branches and subsidiaries, which make up the total FCT OCI of UBS AG.

When UBS designates as hedging instruments certain non-derivative foreign currency financial assets and liabilities of foreign branches or subsidiaries, the FX translation difference recorded in FCT OCI of the non-derivative hedging instrument of one foreign entity offsets the structural FX exposure of another foreign entity. Therefore, the aggregated FCT OCI of UBS AG is unchanged from this hedge designation.

Due to the fact that only the spot element of hedging instruments is designated in hedging relationships, ineffectiveness is unlikely unless the hedged net assets fall below the designated hedged amount. The exceptions are hedges where the hedging currency is not the same as the currency of the foreign operation, where the currency basis may cause ineffectiveness.

As of 31 December 2017, the notional amount of hedging instruments exceeded the underlying hedged structural FX exposures, due to the fact that non-US dollar structural FX exposures were hedged against the US dollar first and then against Swiss francs, the former functional currency of the parent entity. As of 31 December 2018 all structural FX exposures are hedged directly against the US dollar.

Hedging instruments
USD million	31.12.18	31.12.17
Hedging instruments: derivative financial instruments
Nominal amount	11,432	13,237
Carrying amount
Derivative financial assets	56	79
Derivative financial liabilities	45	132

Hedging instruments: non-derivative foreign currency assets and liabilities
Nominal amount	229	2,970
Carrying amount[1]
Receivables from securities financing transactions	115
Payables from securities financing transactions	115
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Hedge ineffectiveness
For the year ended
USD million	31.12.18
Changes in fair value of hedging instruments[1]	199
Changes in fair value of hedged items[1]	(199)
Effective portion of changes in fair value of hedging instruments recognized in Foreign currency translation OCI[1]	181
Ineffectiveness recognized as Other net income from fair value changes on financial instruments[1]	18
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Foreign currency translation reserve
USD million	31.12.18	31.12.17	31.12.16
Foreign currency translation reserve	3,940	4,455	2,933
of which: effective portion of changes in fair value of hedging instruments related to investment in subsidiaries	770
of which: for which hedge accounting continues to be applied[1]	515
of which: for which hedge accounting is no longer applied[1]	255
Effective portion of changes in fair value of hedging instruments reclassified to Other income upon disposal of investment for the year ended[1]	2
1 This Note addresses the requirement of IFRS 7 effective from 1 January 2018, for which data is provided prospectively.

Undiscounted cash flows

The table below provides undiscounted cash flow information for derivative instruments designated in hedge accounting relationships.

Derivatives designated in hedge accounting relationships (undiscounted cash flows)
USD billion	On demand	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
Interest rate swaps[1]
FX swaps / forwards
Cash inflows	0	9	2	0	0	0	11
Cash outflows	0	9	2	0	0	0	11
Net cash flows	0	0	0	0	0	0	0
1 Undiscounted cash inflows and cash outflows of interest rate swaps as of 31 December 2018 were not material as the majority of interest rate swaps designated in hedge accounting relationships are legally settled on a daily basis.